Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Principles of Consolidation

 1. Principles of Consolidation: The consolidated financial statements include the accounts of the Company, First Federal of Hazard, Frankfort First and First Federal of Kentucky. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

 2. Use of Estimates: The consolidated financial information presented herein has been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP.") To prepare financial statements in conformity with U.S. GAAP, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. Such estimates include, but are not limited to, the allowance for loan losses, goodwill, and deferred taxes.

Securities

3. Securities: Debt securities are classified as held to maturity or available for sale. Securities classified as held to maturity are to be carried at cost only if the Company has the positive intent and ability to hold these securities to maturity. Securities designated as available for sale are carried at fair value with resulting unrealized gains or losses recorded to shareholders' equity, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment ("OTTI") at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Loans

4. Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, adjusted for deferred loan origination costs, net, discounts on purchased loans, and the allowance for loan losses. Interest income is accrued on the unpaid principal balance unless the collectability of the loan is in doubt. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Interest income on one- to four-family residential loans is generally discontinued at the time a loan is 180 days delinquent and on other loans at the time a loan is 90 days delinquent. All other loans are moved to non-accrual status in accordance with the Company's policy, typically 90 days after the loan becomes delinquent. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans held for sale and Mortgage Servicing Rights

5. Loans held for sale and Mortgage Servicing Rights: Loans held for sale are carried at the lower of cost (less principal payments received) or fair value, calculated on an aggregate basis. At June 30, 2019 and 2018 the Company had no loans held for sale.

In selling loans, the Company utilizes a program with the Federal Home Loan Bank, retaining servicing on loans sold. Mortgage servicing rights on originated loans that have been sold are initially recorded at fair value. Capitalized servicing rights are amortized in proportion to and over the period of estimated servicing revenues. The Company recorded amortization related to mortgage servicing rights totaling $13,000 and $12,000 during the years ended June 30, 2019 and 2018, respectively. The carrying value of the Company’s mortgage servicing rights, which approximated fair value, totaled approximately $76,000 and $82,000 at June 30, 2019 and 2018, respectively.

The Company was servicing mortgage loans of approximately $9.4 million and $10.3 million that had been sold to the Federal Home Loan Bank at June 30, 2019 and 2018, respectively. During the fiscal year ended June 30, 2019, we sold $821,000 in loans under the FHLB program and the average balance of loans serviced was $9.9 million.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with other non-interest income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $15,000 and $17,000 for the fiscal years ended June 30, 2019 and 2018, respectively. Late fees and ancillary fees related to loan servicing are not material.

Allowance for Loan Losses

6. Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loss experience, the nature and volume of the portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers all loans and is based on historical loss experience adjusted for current factors. In consultation with regulators, the Company considers a time frame of two years when estimating the appropriate level of allowance for loan losses. This period may be shortened or extended based on anticipated trends in the banks or in the banks' markets.

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent eight quarters. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.

These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; economic trends and conditions; industry conditions; and effects of changes in credit concentrations. Our portfolio segments include residential real estate, nonresidential real estate and land, loans on deposits and consumer and other loans. Risk factors associated with our portfolio segments are as follows:

Residential Real Estate

Our primary lending activity is the origination of mortgage loans, which enable a borrower to purchase or refinance existing homes in the Banks' respective market areas. We further classify our residential real estate loans as one- to four-family (owner-occupied vs nonowner-occupied), multi-family or construction. We believe that our first mortgage position on loans secured by residential real estate presents lower risk than our other loans, with the exception of loans secured by deposits.

We offer a mix of adjustable-rate and fixed-rate mortgage loans with terms up to 30 years for owner-occupied properties. For these properties a borrower may be able to borrow up to 95% of the value with private mortgage insurance. Alternatively, the borrower may be able to borrow up to 90% of the value through other programs offered by the bank.

We offer loans on one- to four-family rental properties at a maximum of 80% loan-to-value ("LTV") ratio and we generally charge a slightly higher interest rate on such loans.

We also originate loans to individuals to finance the construction of residential dwellings for personal use or for use as rental property. We occasionally lend to builders for construction of speculative or custom residential properties for resale, but on a limited basis. Construction loans are generally less than one year in length, do not exceed 80% of the appraised value, and provide for the payment of interest only during the construction phase. Funds are disbursed as progress is made toward completion of the construction.

Multi-family and Nonresidential Loans

We offer mortgage loans secured by residential multi-family (five or more units), and nonresidential real estate. Nonresidential real estate loans are comprised generally of commercial office buildings, churches and properties used for other purposes. Generally, these loans are originated for 25 years or less and do not exceed 80% of the appraised value. Loans secured by multi-family and commercial real estate generally have larger balances and involve a greater degree of risk than one- to four-family residential mortgage loans. These loans depend on the borrower's creditworthiness and the feasibility and cash flow potential of the project. Payments on loans secured by income properties often depend on successful operation and management of the properties. As a result, repayment on such loans may be subject to a greater extent to adverse conditions in the real estate market or economy than owner-occupied residential loans.

Consumer lending

Our consumer loans include home equity lines of credit, loans secured by savings deposits, automobile loans, and unsecured loans. Home equity loans are generally second mortgage loans subordinate only to first mortgages also held by the bank and do not exceed 80% of the estimated value of the property. We do offer home equity loans up to 90% of the estimated value to qualified borrowers and these loans carry a premium interest rate. Loans secured by savings are originated up to 90% of the depositor's savings account balance and bear interest at a rate higher than the rate paid on the deposit account. Because the deposit account must be pledged as collateral to secure the loan, the inherent risk of this type of loan is minimal. Loans secured by automobiles are made directly to consumers (there are no relationships with dealers) and are based on the value of the vehicle and the borrower's creditworthiness. Vehicle loans present a higher level of risk because of the natural decline in the value of the property as well as its mobility. Unsecured loans are based entirely on the borrower's creditworthiness and present the highest level of risk to the bank.

The Banks choose the most appropriate method for accounting for impaired loans. For secured loans, which make up the vast majority of the loans in the banks' portfolio, this method involves determining the fair value of the collateral, reduced by estimated selling costs. Where appropriate, the Banks would account for impaired loans by determining the present value of expected future cash flows discounted at the loan's effective interest rate.

A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Although most of our loans are secured by collateral, we rely heavily on the capacity of our borrowers to generate sufficient cash flow to service their debt. As a result, our loans do not become collateral-dependent until there is deterioration in the borrower's cash flow and financial condition, which makes it necessary for us to look to the collateral for our sole source of repayment. Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment under the policy at that time.

We utilize updated independent appraisals to determine fair value for collateral-dependent loans, adjusted for estimated selling costs, in determining our specific reserve. In some situations management does not secure an updated independent appraisal. These situations may involve small loan amounts or loans that, in management's opinion, have an abnormally low loan-to-value ratio.

With respect to the Banks' investment in troubled debt restructurings, multi-family and nonresidential loans, and the evaluation of impairment thereof, such loans are nonhomogenous and, as such, may be deemed to be collateral-dependent when they become more than 90 days delinquent. We obtain updated independent appraisals in these situations or when we suspect that the previous appraisal may no longer be reflective of the property's current fair value. This process varies from loan to loan, borrower to borrower, and also varies based on the nature of the collateral.

Federal Home Loan Bank Stock

7. Federal Home Loan Bank Stock: The banks are members of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as interest income.

Real Estate Owned

8. Real Estate Owned: Real estate acquired through or instead of foreclosure is initially recorded at fair value less estimated selling expenses at the date of acquisition, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequently, the carrying value is adjusted through a valuation allowance and the amount is recorded through expense. Costs relating to holding real estate owned, net of rental income, are charged against earnings as incurred.

Premises and Equipment

9. Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. The cost of premises and equipment includes expenditures which extend the useful lives of existing assets. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation is provided on the straight-line method over the useful lives of the assets, estimated to be forty years for buildings, ten to forty years for building improvements, and five to ten years for furniture and equipment.

Income Taxes

10. Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years' earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management's estimate of future taxable income. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

A tax provision is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters as income tax expense.

Kentucky First Federal Bancorp and Frankfort First Bancorp, Inc., each are subject to state income taxes in the Commonwealth of Kentucky. Neither of the Banks are subject to state income tax in the Commonwealth until January 1, 2021, according to recently-enacted legislation. On March 26, 2019, Kentucky enacted H.B. 354 repealing the bank franchise tax. On April 9, 2019, Kentucky enacted related legislation, H.B. 458, which made technical corrections to H.B. 354. Beginning on or after January 1, 2021, the banks will be subject to the corporation income tax and limited liability entity tax ("LLET") instead of the savings and loan tax. Because the banks operate on a fiscal year, they must file a short-year corporation income tax and LLET return and pay any tax due for the period beginning January 1, 2021 through the end of the banks' normal fiscal year. For tax years beginning after January 1, 2019, the Company's will be considered a "combined group" and will allow the group to file a consolidated tax return.

As a result of this legislation, the Company recognized an income tax benefit of $63,000 to establish its deferred taxes for Kentucky and to record the net operating losses previously generated by the Company's mid-tier holding companies, which are expected to be utilized on a combined tax return. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2016.

Retirement and Employee Benefit Plans

11. Retirement and Employee Benefit Plans: The Banks participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $164.6 million and $367.1 million for the plan years ended June 30, 2018 and 2017, respectively. Our contributions for fiscal 2019 and 2018 were not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ ages and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $1.2 million and $957,000 for the fiscal years ended June 30, 2019 and 2018, respectively. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2018, the most recent period for which information is available, the Banks had an adjusted funding target attainment percentage (“AFTAP”) of 87.39%. There are no funding improvement plans or surcharges to participants. Effective July 1, 2016, sponsorship of the plan was transferred to the Company, benefits ratios were standardized and prospectively each bank will contribute to the plan based generally on its pro rata share of future benefits. Effective April 1, 2019, the Company elected to freeze benefits to its employee participants.

The Company also maintains a nonqualified deferred compensation plan for the benefit of certain directors, which is closed to any future deferrals. The expense incurred for the deferred compensation was $2,000 and $1,000 for the fiscal years ended June 30, 2019 and 2018, respectively, while the liabilities totaled $49,000 and $47,000 at June 30, 2019 and 2018, respectively.

The Company maintains an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. Annual contributions are made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. Shares in the ESOP were acquired using funds provided by a loan from the Company and, accordingly, the cost of those shares is shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Dividends on unallocated shares are used to repay loan principal and accrued interest. Compensation expense is recorded equal to the fair value of shares committed to be released during a given fiscal year. Allocation of shares to the ESOP participants is contingent upon the repayment of a loan to Kentucky First Federal Bancorp totaling $765,000 and $991,000 at June 30, 2019 and 2018, respectively.

The Company recorded expense for the ESOP of approximately $144,000 and $178,000 for the years ended June 30, 2019 and 2018, respectively. Shares may be surrendered from the plan as employees leave employment. Total shares surrendered from the plan totaled 156,787 and 156,700 at June 30, 2019 and 2018, respectively. The amounts contributed to the ESOP were $280,000 for each of the years 2019 and 2018.

	For the fiscal year ended
	June 30,
	2019	2018

Allocated shares	123,241	104,649
Shares committed to be released	9,338	9,338
Unearned shares	47,607	66,286
Total ESOP shares	180,186	180,273

Fair value of unearned shares at End of period (dollars in thousands)	$374	$560

The Company maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

Earnings Per Share

12. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company's share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

	2019	2018
Net income allocated to common shareholders, basic and diluted	$812,000	$1,323,000

EARNINGS PER SHARE
Basic and diluted	$0.10	$0.16

Weighted average common shares outstanding, basic and diluted	8,335,612	8,366,521

Basic earnings per share is computed based upon the weighted-average shares outstanding during the year (which excludes treasury shares) less average shares in the ESOP that are unallocated and not committed to be released. There were no options outstanding for fiscal years 2019 and 2018.

Fair Value of Assets and Liabilities

13. Fair Value of Assets and Liabilities: Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Significant unobservable inputs that reflect a company's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheet, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2019 and 2018. The securities represented are only those classified as available-for sale.

	Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2019
U.S. Treasury notes	$497	$--	$497	$--
Agency bonds	$505	$--	$505	$--
Agency mortgage-backed: residential	$43	$--	$43	$--

2018
Agency mortgage-backed: residential	$48	$--	$48	$--

There were no transfers between levels 1 and 2.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent independent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value and totaled $13,000 and $84,000 for the years ended June 30, 2019 and 2018, respectively.

Independent appraisals for collateral-dependent loans are updated periodically (usually every 12-24 months depending on the size of the loan and the loan-to-value ratio).

Real Estate Owned

Real estate properties acquired through or instead of loan foreclosure are initially recorded as real estate owned ("REO") at fair value, less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach with data from comparable properties. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments were $66,000 and $37,000 for the fiscal years 2019 and 2018, respectively, and resulted in a Level 3 classification of the inputs for determining fair value.

The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2019 and 2018.

	Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2019
Loans
One- to four-family	$593	$-	$-	$593
Other real estate owned, net
One- to four-family	$117	$-	$-	$117

2018
Loans
One- to four-family	$513	$-	$-	$513
Other real estate owned, net
One- to four-family	$5	$-	$-	$5

Other real estate owned measured at fair value less costs to sell, had a carrying amount of $117,000 and $5,000 at June 30, 2019 and 2018, respectively, after write-down of $66,000 and $38,000 for the years ended June 30, 2019 and 2018, respectively.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2019 and 2018:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2019	(in thousands)	Technique(s)	Input(s)	Average)
Loans:
1-4 family	$593	Sales comparison approach	Adjustments for differences between comparable sales	25.3% to -50.6% (-0.6%)

Foreclosed and repossessed assets:
1-4 family	$117	Sales comparison approach	Adjustments for differences between comparable sales	8.6% to 31.0% (29.0%)

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2018	(in thousands)	Technique(s)	Input(s)	Average)
Foreclosed and repossessed assets:
1-4 family	$513	Sales comparison approach	Adjustments for differences between comparable sales	-38.5% to 20.7% (-27.8%)
Land	$5	Sales comparison approach	Adjustments for differences between comparable sales	0.0% to 0.0% (0.0%)

The following disclosure of the fair value of financial instruments, both assets and liabilities, whether or not recognized in the consolidated balance sheet, is based on the assumptions presented for each particular item and for which it is practicable to estimate that value. For financial instruments where quoted market prices are not available, fair values are based on estimates using present value and other valuation methods.

The methods used are greatly affected by the assumptions applied, including the discount rate and estimates of future cash flows. Therefore, the fair values presented may not represent amounts that could be realized in an exchange for certain financial instruments.

The Company's financial instruments at June 30, 2019 and 2018 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2019 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$9,861	$9,861			$9,861
Time deposits in other financial institutions	6,962	6,963			6,963
Available-for-sale securities	1,045		$1,045		1,045
Held-to-maturity securities	775		775		775
Loans receivable - net	280,969			$285,700	285,700
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	758		758		758

Financial liabilities
Deposits	$195,836	$69,944	$123,920		$193,864
Federal Home Loan Bank advances	66,703		66,719		66,719
Advances by borrowers for taxes and insurance	763		763		763
Accrued interest payable	28		28		28

		Fair Value Measurements at
(in thousands)		June 30, 2018 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$9,943	$9,943			$9,943
Time deposits in other financial institutions	5,692	5,692			5,692
Available-for-sale securities	48		$48		48
Held-to-maturity securities	1,002		998		998
Loans receivable - net	270,310			$271,295	271,295
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	706		706		706

Financial liabilities
Deposits	$195,653	$75,163	$120,215		$195,378
Federal Home Loan Bank advances	53,052		53,043		53,043
Advances by borrowers for taxes and insurance	762		762		762
Accrued interest payable	22		22		22

Cash and Cash Equivalents

14. Cash and Cash Equivalents: For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and interest-bearing deposits in other financial institutions with original maturities of less than ninety days.

Goodwill

15. Goodwill: Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected March 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Cash Surrender Value of Bank-Owned Life Insurance

16. Cash Surrender Value of Life Insurance: First Federal of Kentucky has purchased life insurance policies on certain key executives. Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Treasury Stock	17. Treasury Stock: Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.
Related Party Transactions

18. Related Party Transactions: The Banks have made loans and other extensions of credit to related parties, which, in the opinion of management, were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral requirements) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features. Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2019 and 2018 are summarized as follows:

(in thousands)	2019	2018
Outstanding principal, beginning of year	$845	$983
Changes in composition of related parties	--	--
Principal disbursed during the year	538	53
Principal repaid and refinanced during the year	(137)	(191
Outstanding principal, end of year	$1,246	$845

Deposits from related parties held by the Company at June 30, 2019 and 2018 totaled $2.2 million and $1.9 million, respectively.

Comprehensive Income and Accumulated Comprehensive Income

19. Comprehensive Income and Accumulated Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale, net of tax, for the period which are also recognized as separate components of equity. Accumulated comprehensive income consists solely of unrealized gain or loss on available-for-sale securities at the end of the period.

Loss Contingencies

20. Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Loan Commitments and Related Financial Instruments

21. Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Dividend Restriction	22. Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the banks to the holding company or by the holding company to shareholders.
Operating Segments

23. Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications

24. Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Reclassifications had no effect on prior year net income or shareholders' equity.

New Accounting Standards

25. New Accounting Standards:

FASB ASC 606 – In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606,) and subsequently issued several amendments to the standard. The primary principle of the guidance is that entities should recognize revenue in a manner consistent with the transfer of promised goods or services to customers in an amount that represents the consideration that the entity expects to be entitled in exchange for those goods or services. ASU No. 2014-09 also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. Most of the revenues earned by the Company are excluded from the scope of the new standard. Revenue streams within the scope of this guidance include service charges and fees on deposits, interchange fees earned on payments processing, and certain components of other service charges, commissions and fees. The Company has analyzed each stream under Topic 606 and determined that there were no material changes to existing recognition practices except with regard to recognition of gain on the sale of other real estate owned (“REO.”) The Company adopted ASU No. 2014-09 effective July 1, 2018 on a modified retrospective basis through a cumulative-effect adjustment of $441,000 directly to retained earnings as an offset to the carrying value of deferred revenue.

The Company’s revenue-generating activities accounted for under Topic 606 includes primarily service charges and fees on deposits and other service charges and fees and comprise the majority of other non-interest income on the statement of income.

Service charges and fees on deposits are primarily overdraft fees, dormant account fees, and service charges on checking and savings accounts. Overdraft fees are recognized at the time an account is overdrawn. Dormant account fees are recognized when an account is inactive for at least 365 days. Service charges on checking and savings accounts are primarily account maintenance services performed and recognized in the same calendar month. Other deposit-based service charges and fees include transaction-based services completed at the request of the customer and recognized at the time the transaction is completed. These transaction-based services include ATM usage and stop payment services. All service charges and fees on deposits are withdrawn from the customer’s account at the time the service is provided.

Other service charges and fees include interchange fees. Interchange fees are earned primarily from debit card holder transactions conducted through the Mastercard payment network and other networks, and such fees from cardholder transactions represent a percentage of the underlying transaction value and are received and recognized daily, concurrent with the transaction processing services provided to the cardholder.

FASB ASC 825 – In January 2016, the FASB issued an update ASU No. 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities and, in February 2018, issued an amendment for technical corrections and improvements related to this guidance. The amendments in this ASU require all equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized through net income. Additionally, this ASU eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. Public business entities must use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. For public business entities, the amendments in this ASU become effective for annual periods and interim periods within those annual periods beginning after December 15, 2017. The Company adopted ASU No. 2016-01 effective July 1, 2018, with no material impact on its consolidated financial position, results of operations, or cash flows upon adoption. However, fair value estimates for all financial instruments now require exit price. Fair value disclosures, which can be found in Note A, item 13, have been modified to consider the exit price notion.

FASB ASC 230 – In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in ASU 2016-15 provide guidance on the following eight specific cash flow issues:

1.	Debt Prepayment or Debt Extinguishment Costs;

2.	Settlement of Zero-Coupon Debt Instruments or Other Debt Instruments with Coupon Interest Rates That Are Insignificant in Relation to the Effective Interest Rate of the Borrowing;

3.	Contingent Consideration Payments Made after a Business Combination;

4.	Proceeds from the Settlement of Insurance Claims;

5.	Proceeds from the Settlement of Corporate-Owned Life Insurance Policies, including Bank-Owned Life Insurance Policies;

6.	Distributions Received from Equity Method Investees;

7.	Beneficial Interests in Securitization Transactions; and

8. Separately Identifiable Cash Flows and Application of the Predominance Principle.

The Company adopted ASU No. 2016-15 effective July 1, 2018, with no material impact on its consolidated financial position, results of operations, or cash flows upon adoption.

FASB ASC 326 – In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.  The final standard will change estimates for credit losses related to financial assets measured at amortized cost such as loans, held-to-maturity debt securities, and certain other contracts. For estimating credit losses, the FASB is replacing the incurred loss model with an expected loss model, which is referred to as the current expected credit loss (CECL) model. Financial institutions and other organizations will now use forward-looking information to enhance their credit loss estimates. The amendment required enhanced disclosures to aid investors and other users of financial statements to better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. The largest impact to the Company will be on its allowance for loan and lease losses, although the ASU also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective public companies for annual periods and interim periods within those annual periods beginning after December 15, 2019, or in the Company’s case the fiscal year beginning July 1, 2020.  As of the date of these financial statements, this standard remains effective for the Company; however, there is a proposal to delay implementation for certain entities, including smaller reporting companies, until years beginning after December 15, 2022. ASU 2016-13 will be applied through a cumulative effect adjustment to retained earnings (modified-retrospective approach), except for debt securities for which an other-than-temporary impairment had been recognized before the effective date. A prospective transition approach is required for these debt securities. We have formed a functional committee that is assessing our data and system needs and are evaluating the impact of adopting the new guidance. We expect to recognize a one-time cumulative effect adjustment to the allowance for loan losses as of the beginning of the first reporting period in which the new standard is effective, but cannot yet determine the magnitude of any such one-time adjustment or the overall impact of the new guidance on the consolidated financial statements. However, the Company does expect ASU 2016-13 to add complexity and costs to its current credit loss evaluation process.

FASB ASC 310 – In March 2017, the FASB issued ASU No. 2017-08, Receivables- Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in this update shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments requite the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. The amendments in this update more closely align the amortization period of premiums and discounts to expectations incorporated in market pricing on the underlying securities, which, in turn, are expected to more closely align interest income recorded on bonds held at a premium or a discount with the economics of the underlying instrument. For public business entities, the amendments in this update are effective for fiscal years, and the interim periods within those fiscal years, beginning after December 15, 2018. Changes resulting from the amendments in this update should be recognized on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Additionally, in the period of adoption, an entity should provide disclosures about a change in accounting principle. We are currently evaluating the impact of adopting the new guidance on the consolidated financial statements, but it is not expected to have a material impact.

FASB ASC 842 – In March 2017, the FASB issued ASU No. 2016-02, Leases (Topic 842). This guidance changes lease accounting by introducing the core principle that a lessee should recognize the assets and liabilities that arise from operating leases under the premise that all leases create an asset and a liability for the lessee in accordance with FASB Concepts Statement No. 6, Elements of Financial Statements. The Company adopted this ASU effective July 1, 2019, with no recordation of right-to-use lease assets or operating lease liabilities, because the level of operating leases was determined to be immaterial.

FASB ASC 350 – In January 2017, the FASB issued ASU No. 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment. This guidance modifies the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. For public business entities, the amendments in this update are effective for fiscal years, and the interim periods within those fiscal years, beginning after December 15, 2019, or July 1, 2020, with respect to the Company.

FASB ASC 820 – In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. This guidance reduces the level of detail surrounding the processes used by the Company in determining the fair value of some of its assets. For public business entities, the amendments in this update are effective for fiscal years, and the interim periods within those fiscal years, beginning after December 15, 2019, or July 1, 2020, with respect to the Company.